Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of taxes on income [Abstract]
Schedule of Composition of Income Tax Expense
	For the year ended December 31
	2017	2016	2015
	USD thousands	USD thousands	USD thousands
Current tax expense
Current tax	23	265	97

Prior year taxes	(50)	-	-

Deferred tax expense (benefit)
Changes in deferred tax assets\
liabilities in subsidiary	(129)	(221)	116
Total tax expense (benefit)	(156)	44	213

Sechedule of Reconciliation Between Theoretical Tax on Pre-Tax Profit and Tax Expense
	For the year ended December 31
	2017	2016	2015
	USD thousands	USD thousands	USD thousands
Loss before taxes on income	(12,575)	(18,624)	(15,172)
Primary tax rate of the Company	24%	25%	26.5%

Tax calculated according to the Company’s
primary tax rate	(3,018)	(4,656)	(4,021)

Changes to tax in respect of:
Different tax rate of foreign subsidiaries	122	94	54
Non-deductible expenses	1,658	1,179	875
Tax losses and benefits for which deferred
tax assets were not created	1,077	3,583	3,290
Tax losses and benefits for which deferred
Prior years taxes	(50)	-	-
Other differences	55	(156)	15

Income tax expense (benefit)	(156)	44	213

Schedule of Deferred Tax Assets and Liabilities
The Company has recognized deferred tax assets and liabilities in respect of the following items:
	December 31
	2017	2016
	USD thousands	USD thousands
Property and equipment	(44)	(102)
Tax losses and other temporary differences	431	360
Deferred tax assets	387	258

Schedule of Unrecognized Deferred Tax Assets
Deferred tax assets have not been recognized in respect of the following items:

	December 31
	2017	2016
	USD thousands	USD thousands
Deductible temporary differences, net	6,091	5,034
Capital tax losses	7,461	7,486
Operating tax losses	114,345	92,089